UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-08921
      ---------------------------------------------------------------------

                    CREDIT SUISSE LARGE CAP BLEND FUND, INC.
    ------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

           466 Lexington Avenue, New York, New York     10017-3140
    -------------------------------------------------------------------------
           (Address of Principal Executive Offices)     (Zip Code)

                               J. Kevin Gao, Esq.
                    Credit Suisse Large Cap Blend Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3140

Registrant's telephone number, including area code: (212) 875-3500

Date of fiscal year end: December 31st

Date of reporting period: January 1, 2005 to December 31, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.




CREDIT SUISSE [LOGO]


CREDIT SUISSE FUNDS
Annual Report

December 31, 2005


         o  CREDIT SUISSE
            LARGE CAP BLEND FUND


The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3140. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

INVESTORS IN THE CREDIT SUISSE FUNDS SHOULD BE AWARE THAT THEY MAY BE ELIGIBLE TO PURCHASE COMMON CLASS AND/OR ADVISOR CLASS SHARES (WHERE OFFERED) DIRECTLY OR THROUGH CERTAIN INTERMEDIARIES. SUCH SHARES ARE NOT SUBJECT TO A SALES CHARGE BUT MAY BE SUBJECT TO AN ONGOING SERVICE AND DISTRIBUTION FEE OF UP TO 0.50% OF AVERAGE DAILY NET ASSETS. INVESTORS IN THE CREDIT SUISSE FUNDS SHOULD ALSO BE AWARE THAT THEY MAY BE ELIGIBLE FOR A REDUCTION OR WAIVER OF THE SALES CHARGE WITH RESPECT TO CLASS A, B OR C SHARES. FOR MORE INFORMATION, PLEASE REVIEW THE RELEVANT PROSPECTUSES OR CONSULT YOUR FINANCIAL REPRESENTATIVE.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE FUND HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF DECEMBER 31, 2005; THESE VIEWS AND FUND HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CREDIT SUISSE") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CREDIT SUISSE OR ANY AFFILIATE. FUND INVESTMENTS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING LOSS OF YOUR INVESTMENT.

CREDIT SUISSE LARGE CAP BLEND FUND
ANNUAL INVESTMENT ADVISER'S REPORT
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                January 26, 2006

Dear Shareholder:

PERFORMANCE SUMMARY
01/01/05 - 12/31/05

SHARE CLASS/BENCHMARK                PERFORMANCE
Common 1                             2.70%
Class A 1,2                          2.69%
Class B 1,2                          1.91%
Class C 1,2                          1.91%
S&P 500 Index 3                      4.91%

PERFORMANCE FOR THE FUND'S CLASS A, CLASS B AND CLASS C SHARES IS WITHOUT THE MAXIMUM SALES CHARGE OF 5.75%, 4.00% AND 1.00%, RESPECTIVELY. 2

      Effective August 8, 2005, the Fund's name was changed to Credit Suisse Large Cap Blend Fund. With its new policies, the Fund focuses on striving to identify companies with favorable growth or value characteristics using both fundamental and quantitative stock analyses. The portfolio managers will assemble what they believe is an optimal blend of growth and value stocks that is well diversified and presents a desired capital appreciation potential and risk level relative to the Fund's S&P 500 Index benchmark. The portion of the Fund's assets invested in growth and value stocks will vary over time, and, depending on market conditions the Fund may be predominantly invested in one or the other.

THE MARKET: POSITIVE DESPITE RISING ENERGY COSTS, INTEREST RATES

      The period was an overall positive one for equities. Stocks initially struggled, but rallied into the summer, aided by benign inflation data and good earnings reports from a number of visible companies. To be sure, headwinds were ever-present, notably in the form of hurricane activity, surging energy prices and a Federal Reserve that continued to raise short-term interest rates in small but steady increments. In the face of all this, the economy nonetheless appeared resilient, at least as of late 2005: Third-quarter GDP growth was reported at an annualized rate of 4.1%, the tenth consecutive quarter of 3% or greater growth. The earnings backdrop remained generally supportive late in the year.

      In the market, high energy prices helped drive the outperformance of energy related stocks, which, despite some late-period weakness, outpaced all other economic sectors in the period. This was reflected in the outperformance of

CREDIT SUISSE LARGE CAP BLEND FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

value stocks over growth stocks, as energy companies comprise a relatively large portion of the value universe. Mid-capitalization stocks generally outperformed both large- and small-cap stocks for the period.

STRATEGIC REVIEW: CONSUMER STOCKS COUNTERED BY INDUSTRIAL, HEALTH CARE HOLDINGS

      The Fund participated in the market's rise but trailed its benchmark in the period. Stocks that detracted from the Fund's performance included its industrial and health care holdings. In addition, while the Fund's utilities stocks had good performance in absolute terms, they trailed the utilities component of the Fund's benchmark. On the positive side, the Fund's consumer discretionary holdings performed relatively well, with solid showings from its retail companies. The Fund's consumer staples stocks performed well in both relative and absolute terms.

      With regard to recent portfolio activity, our purchases have included Grant Prideco (0.8% of the Fund's net assets as of December 31, 2005), a manufacturer of metal tubes used in energy exploration and production. We initiated the position based on our view on its long-term growth prospects. Our sales included XM Satellite Radio, based on valuation in the wake of good performance along with our concerns over the company's subscription growth going forward.


The Credit Suisse Large Cap Core Team

Stephen J. Kaszynski
Jeffrey T. Rose
William D. Butler

      THE VALUE OF INVESTMENTS GENERALLY WILL FLUCTUATE IN RESPONSE TO MARKET MOVEMENTS.

      IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

CREDIT SUISSE LARGE CAP BLEND FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
          CREDIT SUISSE LARGE CAP BLEND FUND 1 COMMON CLASS SHARES AND
                 THE S&P 500 INDEX 3 FROM INCEPTION (10/30/98).

                                  [LINE GRAPH]

                     Credit Suisse Large
                     Cap Blend Fund 1 --
         Date            Common Class                   S&P 500 Index 3
        -------      --------------------              -----------------
         10/98              10000                           10000
                            10000                           10117
                            10765                           10731
                            11220                           11355
         12/98              11289                           11823
                            11056                           11455
                            11634                           11916
                            12437                           12369
                            11960                           12083
                            12744                           12744
                            12155                           12356
                            12619                           12298
                            12286                           11958
                            12929                           12718
                            13844                           12978
         12/99              14292                           13741
                            13782                           13050
                            14310                           12804
                            15568                           14056
                            15780                           13633
                            15780                           13353
                            16105                           13683
                            16000                           13469
                            16836                           14305
                            16642                           13550
                            16809                           13493
                            15260                           12429
         12/00              15076                           12490
                            15720                           12933
                            14148                           11753
                            12841                           11009
                            13817                           11864
                            14148                           11944
                            13893                           11653
                            13438                           11539
                            12680                           10816
                            11506                            9943
                            11696                           10132
                            12832                           10910
         12/01              12766                           11005
                            12529                           10845
                            12140                           10636
                            12539                           11036
                            11855                           10367
                            12017                           10290
                            11067                            9557
                            10128                            8812
                            10118                            8870
                             9008                            7906
                             9757                            8602
                            10374                            9108
         12/02               9721                            8573
                             9436                            8348
                             9341                            8223
                             9465                            8303
                            10007                            8987
                            10396                            9461
                            10501                            9582
                            10757                            9751
                            10852                            9941
                            10605                            9835
                            11175                           10392
                            11327                           10483
         12/03              11802                           11033
                            11755                           11235
                            11840                           11391
                            11660                           11220
                            11527                           11043
                            11650                           11195
                            11888                           11413
                            11479                           11035
                            11422                           11080
                            11565                           11200
                            11745                           11371
                            12268                           11831
         12/04              12644                           12233
                            12441                           11935
                            12664                           12186
                            12481                           11971
                            12176                           11743
                            12441                           12117
                            12481                           12134
                            12806                           12586
                            12694                           12471
                            12794                           12572
                            12498                           12362
                            12947                           12829
         12/05              12984                           12834

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
    CREDIT SUISSE LARGE CAP BLEND FUND 1 CLASS A SHARES 2, CLASS B SHARES 2,
      CLASS C SHARES 2 AND THE S&P 500 INDEX 3,4 FROM INCEPTION (07/31/01).

                                  [LINE GRAPH]


                     Credit Suisse Large         Credit Suisse Large             Credit Suisse Large
                      Cap Blend Fund 1             Cap Blend Fund 1                Cap Blend Fund 1
                        -- Class A 2                 -- Class B 2                    -- Class C 2
                        (with maximum          (with maximum contingent        (with maximum contingent
         Date           sales charge)           deferred sales charge)          deferred sales charge)        S&P 500 Index 3,4
        -------     --------------------       ------------------------        ------------------------       -----------------
         07/01              9425                        10000                            10000                       10000
                            8891                         9429                             9436                        9374
                            8068                         8555                             8548                        8617
                            8207                         8696                             8682                        8781
                            9011                         9535                             9521                        9455
         12/01              8958                         9477                             9463                        9538
                            8792                         9293                             9279                        9399
                            8519                         8997                             8990                        9217
                            8798                         9293                             9279                        9564
                            8319                         8778                             8764                        8984
                            8432                         8884                             8877                        8918
         06/02              7767                         8178                             8178                        8283
                            7108                         7480                             7473                        7637
                            7101                         7473                             7452                        7687
                            6323                         6647                             6626                        6852
                            6855                         7205                             7183                        7455
                            7288                         7649                             7628                        7894
         12/02              6826                         7162                             7141                        7430
                            6626                         6951                             6929                        7235
                            6560                         6873                             6859                        7127
                            6646                         6965                             6943                        7196
                            7026                         7353                             7339                        7789
                            7305                         7642                             7621                        8199
         06/03              7372                         7713                             7684                        8304
                            7552                         7889                             7868                        8450
                            7618                         7953                             7931                        8615
                            7452                         7776                             7755                        8524
                            7851                         8185                             8164                        9006
                            7951                         8284                             8263                        9086
         12/03              8291                         8630                             8609                        9562
                            8257                         8595                             8574                        9737
                            8317                         8651                             8630                        9872
                            8191                         8510                             8489                        9724
                            8098                         8411                             8390                        9571
                            8178                         8489                             8468                        9702
         06/04              8351                         8658                             8637                        9891
                            8064                         8355                             8341                        9564
                            8024                         8312                             8291                        9602
                            8118                         8404                             8390                        9706
                            8251                         8538                             8517                        9855
                            8617                         8905                             8884                       10253
         12/04              8880                         9180                             9159                       10602
                            8738                         9022                             9001                       10344
                            8895                         9180                             9159                       10561
                            8774                         9045                             9024                       10374
                            8553                         8819                             8797                       10178
                            8738                         8999                             8978                       10501
         06/05              8766                         9030                             9008                       10516
                            8994                         9256                             9235                       10907
                            8916                         9165                             9144                       10808
                            8986                         9230                             9209                       10895
                            8778                         9019                             8998                       10714
                            9093                         9336                             9315                       11119
         12/05              9119                         9355                             9334                       11123


CREDIT SUISSE LARGE CAP BLEND FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2005 1

                                                                        SINCE
                                            1 YEAR        5 YEARS     INCEPTION
                                            ------        -------     ---------
Common Class                                 2.70%         (2.94)%       3.71%
Class A Without Sales Charge                 2.69%            --        (0.74)%
Class A With Maximum Sales Charge           (3.21)%           --        (2.06)%
Class B Without CDSC                         1.91%            --        (1.50)%
Class B With CDSC                           (2.01)%           --        (1.50)%
Class C Without CDSC                         1.91%            --        (1.55)%
Class C With CDSC                            0.93%            --        (1.55)%

      RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENTS OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST. THE PERFORMANCE RESULTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT WWW.CREDIT-SUISSE.COM/US.

_____________

1 Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2 Total return for Class A shares for the reporting period, based on offering price (with maximum sales charge of 5.75%) was down 3.21%. Total return for Class B shares for the reporting period, based on redemption value (including contingent deferred sales charge of 4.00%), was down 2.01%. Total return for Class C shares for the reporting period, based on redemption value (including contingent deferred sales charge of 1.00%), was 0.93%.

3 The Standard & Poor's 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc. Investors cannot invest directly in an index.

4 Performance for the index is not available for the period 7/31/01 (inception date). For that reason, performance is shown for the period beginning 8/1/01.

CREDIT SUISSE LARGE CAP BLEND FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT YOUR FUND'S EXPENSES

      As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended December 31, 2005.

      The table illustrates your Fund's expenses in two ways:

      o ACTUAL FUND RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

      o HYPOTHETICAL 5% FUND RETURN. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

      Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

CREDIT SUISSE LARGE CAP BLEND FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                   EXPENSES AND VALUE OF A $1,000 INVESTMENT
                FOR THE SIX MONTH PERIOD ENDED DECEMBER 31, 2005
--------------------------------------------------------------------------------

                                    COMMON
ACTUAL FUND RETURN                  CLASS      CLASS A     CLASS B     CLASS C
                                  ---------   ---------   ---------   ---------
Beginning Account Value 7/1/05    $1,000.00   $1,000.00   $1,000.00   $1,000.00
Ending Account Value 12/31/05     $1,040.30   $1,040.20   $1,036.10   $1,036.20
Expenses Paid per $1,000*         $    6.69   $    6.69   $   10.52   $   10.52

HYPOTHETICAL 5% FUND RETURN
Beginning Account Value 7/1/05    $1,000.00   $1,000.00   $1,000.00   $1,000.00
Ending Account Value 12/31/05     $1,018.65   $1,018.65   $1,014.87   $1,014.87
Expenses Paid per $1,000*         $    6.61   $    6.61   $   10.41   $   10.41

                                    COMMON
                                    CLASS      CLASS A     CLASS B     CLASS C
                                  ---------   ---------   ---------   ---------
ANNUALIZED EXPENSE RATIOS*             1.30%       1.30%       2.05%       2.05%

______________

* EXPENSES ARE EQUAL TO THE FUN0D'S ANNUALIZED EXPENSE RATIO FOR EACH SHARE CLASS, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR PERIOD, THEN DIVIDED BY 365.

      THE "EXPENSE PAID PER $1,000" AND THE "ANNUALIZED EXPENSE RATIOS" IN THE TABLES ARE BASED ON ACTUAL EXPENSES PAID BY THE FUND DURING THE PERIOD, NET OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. IF THOSE FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS HAD NOT BEEN IN EFFECT, THE FUND'S ACTUAL EXPENSES WOULD HAVE BEEN HIGHER.

For more information, please refer to the Fund's prospectus.

CREDIT SUISSE LARGE CAP BLEND FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

SECTOR BREAKDOWN*

                                  [BAR CHART]

Financials                                  21.3%
Industrial Technology                       15.7%
Health Care                                 13.7%
Industrials                                 12.3%
Energy                                      10.5%
Consumer Discretionary                       8.8%
Consumer Staples                             8.2%
Telecomm Services                            3.1%
Materials                                    3.0%
Utilities                                    2.6%
Short-Term Investment                        0.8%

_____________

* Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

CREDIT SUISSE LARGE CAP BLEND FUND
SCHEDULE OF INVESTMENTS
December 31, 2005
--------------------------------------------------------------------------------

                                                      NUMBER OF
                                                        SHARES        VALUE
                                                     ------------  ------------
COMMON STOCKS (99.3%)
AEROSPACE & DEFENSE (6.0%)
    Boeing Co.                                             17,100  $  1,201,104
    Goodrich Corp.                                         16,200       665,820
    L-3 Communications Holdings, Inc.                      11,100       825,285
    United Technologies Corp.                              25,700     1,436,887
                                                                   ------------
                                                                      4,129,096
                                                                   ------------

BANKS (6.6%)
    North Fork Bancorporation, Inc.                        35,650       975,384
    South Financial Group, Inc. ss.                         24,600       677,484
    U.S. Bancorp                                           35,100     1,049,139
    Wells Fargo & Co.                                      29,700     1,866,051
                                                                   ------------
                                                                      4,568,058
                                                                   ------------

BIOTECHNOLOGY (1.0%)
    Amgen, Inc.*                                            8,500       670,310
                                                                   ------------

BUILDING PRODUCTS (0.7%)
    American Standard Companies, Inc.                      12,600       503,370
                                                                   ------------

CHEMICALS (1.7%)
    Dow Chemical Co.                                       11,200       490,784
    Monsanto Co.                                            9,200       713,276
                                                                   ------------
                                                                      1,204,060
                                                                   ------------

COMMERCIAL SERVICES & SUPPLIES (0.8%)
    Avery Dennison Corp. ss.                               10,400       574,808
                                                                   ------------

COMMUNICATIONS EQUIPMENT (1.3%)
    Motorola, Inc.                                         39,800       899,082
                                                                   ------------

COMPUTERS & PERIPHERALS (3.7%)
    Dell, Inc.*                                            20,700       620,793
    EMC Corp.*                                             38,000       517,560
    International Business Machines Corp.                  17,200     1,413,840
                                                                   ------------
                                                                      2,552,193
                                                                   ------------

CONTAINERS & PACKAGING (1.2%)
    Crown Holdings, Inc.*                                  43,900       857,367
                                                                   ------------

DIVERSIFIED FINANCIALS (7.8%)
    American Express Co.                                   14,000       720,440
    Citigroup, Inc.                                        30,771     1,493,317
    Goldman Sachs Group, Inc.                               6,400       817,344
    JPMorgan Chase & Co.                                   20,500       813,645
    MBNA Corp.                                             57,700     1,566,555
                                                                   ------------
                                                                      5,411,301
                                                                   ------------

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE LARGE CAP BLEND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

                                                      NUMBER OF
                                                        SHARES         VALUE
                                                     ------------  ------------
COMMON STOCKS
DIVERSIFIED TELECOMMUNICATION SERVICES (3.1%)
    ALLTEL Corp.                                           14,300  $    902,330
    Sprint Nextel Corp.                                    53,800     1,256,768
                                                                   ------------
                                                                      2,159,098
                                                                   ------------

ELECTRIC UTILITIES (2.6%)
    Dominion Resources, Inc.                                4,700       362,840
    Exelon Corp.                                           13,200       701,448
    TXU Corp.                                              15,100       757,869
                                                                   ------------
                                                                      1,822,157
                                                                   ------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (1.1%)
    Broadcom Corp. Class A*                                16,200       763,830
                                                                   ------------

ENERGY EQUIPMENT & SERVICES (0.8%)
    Grant Prideco, Inc.*                                   12,700       560,324
                                                                   ------------

FOOD & DRUG RETAILING (1.2%)
    CVS Corp.                                              31,300       826,946
                                                                   ------------

FOOD PRODUCTS (2.6%)
    Campbell Soup Co.                                      25,800       768,066
    Kellogg Co.                                            23,800     1,028,636
                                                                   ------------
                                                                      1,796,702
                                                                   ------------

HEALTHCARE EQUIPMENT & SUPPLIES (2.0%)
    Dade Behring Holdings, Inc.                             9,700       396,633
    St. Jude Medical, Inc.*                                19,100       958,820
                                                                   ------------
                                                                      1,355,453
                                                                   ------------

HEALTHCARE PROVIDERS & SERVICES (2.7%)
    UnitedHealth Group, Inc.                               20,800     1,292,512
    WellPoint, Inc.*                                        7,300       582,467
                                                                   ------------
                                                                      1,874,979
                                                                   ------------

HOTELS, RESTAURANTS & LEISURE (1.6%)
    McDonald's Corp.                                       32,100     1,082,412
                                                                   ------------

HOUSEHOLD DURABLES (0.7%)
    D.R. Horton, Inc.                                      13,600       485,928
                                                                   ------------

HOUSEHOLD PRODUCTS (2.1%)
    Procter & Gamble Co.                                   25,300     1,464,364
                                                                   ------------

INDUSTRIAL CONGLOMERATES (3.1%)
    General Electric Co.                                   40,700     1,426,535
    Tyco International, Ltd.                               25,500       735,930
                                                                   ------------
                                                                      2,162,465
                                                                   ------------

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE LARGE CAP BLEND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

                                                      NUMBER OF
                                                        SHARES         VALUE
                                                     ------------  ------------
COMMON STOCKS
INSURANCE (6.9%)
    American International Group, Inc.                     29,000  $  1,978,670
    Genworth Financial, Inc. Class A                       32,700     1,130,766
    Hartford Financial Services Group, Inc.                10,400       893,256
    St. Paul Travelers Companies, Inc.                     18,200       812,994
                                                                   ------------
                                                                      4,815,686
                                                                   ------------

INTERNET SOFTWARE & SERVICES (1.5%)
    Google, Inc. Class A*                                   1,700       705,262
    VeriSign, Inc.*                                        15,700       344,144
                                                                   ------------
                                                                      1,049,406
                                                                   ------------

IT CONSULTING & SERVICES (1.4%)
    CACI International, Inc. Class A*                       9,000       516,420
    NAVTEQ Corp.*                                          10,700       469,409
                                                                   ------------
                                                                        985,829
                                                                   ------------

MACHINERY (1.7%)
    Deere & Co.                                            17,000     1,157,870
                                                                   ------------

MEDIA (2.2%)
    E.W. Scripps Co. Class A                               14,400       691,488
    Time Warner, Inc.                                      48,000       837,120
                                                                   ------------
                                                                      1,528,608
                                                                   ------------

MULTILINE RETAIL (2.4%)
    J.C. Penney Company, Inc.                              14,300       795,080
    Kohl's Corp.*                                          17,600       855,360
                                                                   ------------
                                                                      1,650,440
                                                                   ------------

OIL & GAS (9.7%)
    Apache Corp.                                           17,000     1,164,840
    Burlington Resources, Inc.                              5,200       448,240
    Chevron Corp.                                          23,500     1,334,095
    ConocoPhillips                                         19,500     1,134,510
    Exxon Mobil Corp.                                      23,100     1,297,527
    Newfield Exploration Co.*                               7,200       360,504
    Noble Energy, Inc.                                     16,500       664,950
    XTO Energy, Inc.                                        8,000       351,520
                                                                   ------------
                                                                      6,756,186
                                                                   ------------

PHARMACEUTICALS (8.1%)
    Barr Pharmaceuticals, Inc.*                            15,200       946,808
    Johnson & Johnson                                      18,700     1,123,870
    Medco Health Solutions, Inc.*                          14,900       831,420
    Pfizer, Inc.                                           34,000       792,880
    Sepracor, Inc.* ss.                                    14,600       753,360
    Wyeth                                                  25,500     1,174,785
                                                                   ------------
                                                                      5,623,123
                                                                   ------------

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE LARGE CAP BLEND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

                                                      NUMBER OF
                                                        SHARES         VALUE
                                                     ------------  ------------
COMMON STOCKS
SEMICONDUCTOR EQUIPMENT & PRODUCTS (2.3%)
    Intel Corp.                                            46,300  $  1,155,648
    Maxim Integrated Products, Inc.                        12,200       442,128
                                                                   ------------
                                                                      1,597,776
                                                                   ------------

SOFTWARE (4.4%)
    Activision, Inc.*                                      27,533       378,303
    Electronic Arts, Inc.*                                 12,200       638,182
    Microsoft Corp.                                        78,700     2,058,005
                                                                   ------------
                                                                      3,074,490
                                                                   ------------

SPECIALTY RETAIL (2.0%)
    Best Buy Company, Inc.                                 14,300       621,764
    Ross Stores, Inc. ss.                                  27,000       780,300
                                                                   ------------
                                                                      1,402,064
                                                                   ------------

TOBACCO (2.3%)
    Altria Group, Inc.                                     21,700     1,621,424
                                                                   ------------

TOTAL COMMON STOCKS (COST $61,520,714)                               68,987,205
                                                                   ------------
SHORT-TERM INVESTMENTS (3.6%)
    State Street Navigator Prime Fund ss.ss.            1,998,868     1,998,868

                                                         PAR
                                                        (000)
                                                     ------------
    State Street Bank and Trust Co. Euro Time
    Deposit, 3.350%, 1/03/06                         $        521       521,000
                                                                   ------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,519,868)                        2,519,868
                                                                   ------------

TOTAL INVESTMENTS AT VALUE (102.9%)
    (COST $64,040,582)                                               71,507,073

LIABILITIES IN EXCESS OF OTHER ASSETS (-2.9%)                        (2,046,587)
                                                                   ------------

NET ASSETS (100.0%)                                                $ 69,460,486
                                                                   ============

--------------------------------------------------------------------------------
*      Non-income producing security.

ss.    Security or portion thereof is out on loan.

ss.ss. Represents security purchased with cash collateral received for securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE LARGE CAP BLEND FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2005
--------------------------------------------------------------------------------


ASSETS
    Investments at value, including collateral for securities
       on loan of $1,998,868 (Cost $64,040,582) (Note 2)              $ 71,507,073 1
    Cash                                                                       633
    Dividend and interest receivable                                        80,975
    Receivable for fund shares sold                                            300
    Prepaid expenses and other assets                                       30,063
                                                                      ------------
       Total Assets                                                     71,619,044
                                                                      ------------
LIABILITIES
    Advisory fee payable (Note 3)                                           27,355
    Administrative services fee payable (Note 3)                            11,639
    Distribution fee payable (Note 3)                                       21,191
    Payable upon return of securities loaned (Note 2)                    1,998,868
    Payable for fund shares redeemed                                        28,040
    Other accrued expenses payable                                          71,465
                                                                      ------------
       Total Liabilities                                                 2,158,558
                                                                      ------------
NET ASSETS
    Capital stock, $0.001 par value (Note 6)                                 5,688
    Paid-in capital (Note 6)                                            64,183,601
    Accumulated net realized loss on investments                        (2,195,294)
    Net unrealized appreciation from investments                         7,466,491
                                                                      ------------
       Net Assets                                                     $ 69,460,486
                                                                      ============
COMMON SHARES
    Net assets                                                        $  2,809,395
    Shares outstanding                                                     229,704
                                                                      ------------
    Net asset value, offering price, and redemption price per share   $      12.23
                                                                      ============
A SHARES
    Net assets                                                        $ 57,199,713
    Shares outstanding                                                   4,664,953
                                                                      ------------
    Net asset value and redemption price per share                    $      12.26
                                                                      ============
    Maximum offering price per share (net asset value/(1-5.75%))      $      13.01
                                                                      ============
B SHARES
    Net assets                                                        $  8,342,035
    Shares outstanding                                                     699,792
                                                                      ------------
    Net asset value and offering price per share                      $      11.92
                                                                      ============
C SHARES
    Net assets                                                        $  1,109,343
    Shares outstanding                                                      93,312
                                                                      ------------
    Net asset value and offering price per share                      $      11.89
                                                                      ============

--------------------------------------------------------------------------------
1     Including $1,953,080 of securities on loan.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE LARGE CAP BLEND FUND
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2005
--------------------------------------------------------------------------------


INVESTMENT INCOME (NOTE 2)
    Dividends                                                         $  1,173,135
    Interest                                                                24,165
    Securities lending                                                       1,198
                                                                      ------------
      Total investment income                                            1,198,498
                                                                      ------------
EXPENSES
    Investment advisory fees (Note 3)                                      555,498
    Administrative services fees (Note 3)                                   97,365
    Distribution fees (Note 3)
      Common Class                                                           7,727
      Class A                                                              147,908
      Class B                                                              103,819
      Class C                                                               14,306
    Transfer agent fees (Note 3)                                           138,303
    Registration fees                                                       46,595
    Printing fees (Note 3)                                                  40,692
    Audit and tax fees                                                      21,460
    Custodian fees                                                          19,252
    Directors' fees                                                         16,899
    Legal fees                                                              14,970
    Insurance expense                                                        6,395
    Commitment fees (Note 4)                                                 1,870
    Miscellaneous expense                                                   12,875
                                                                      ------------
      Total expenses                                                     1,245,934
    Less: fees waived (Note 3)                                            (194,477)
                                                                      ------------
      Net expenses                                                       1,051,457
                                                                      ------------
        Net investment income                                              147,041
                                                                      ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
    Net realized gain from investments                                   6,624,939
    Net change in unrealized appreciation (depreciation)
      from investments                                                  (5,106,356)
                                                                      ------------
    Net realized and unrealized gain from investments                    1,518,583
                                                                      ------------
    Net increase in net assets resulting from operations              $  1,665,624
                                                                      ============

--------------------------------------------------------------------------------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE LARGE CAP BLEND FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                     FOR THE PERIOD
                                                      FOR THE YEAR     SEPTEMBER      FOR THE YEAR
                                                         ENDED        1, 2004  TO         ENDED
                                                      DECEMBER 31,    DECEMBER 31,      AUGUST 31,
                                                          2005           2004 1            2004
                                                      ------------    ------------    ------------
FROM OPERATIONS
  Net investment income                               $    147,041    $    332,103    $     80,646
  Net realized gain from investments                     6,624,939       1,756,240      14,143,446
  Net change in unrealized appreciation
    (depreciation) from investments                     (5,106,356)      6,219,001     (16,515,698)
                                                      ------------    ------------    ------------
    Net increase (decrease) in net assets resulting
      from operations                                    1,665,624       8,307,344      (2,291,606)
                                                      ------------    ------------    ------------
FROM DIVIDENDS
  Dividends from net investment income
    Common Class shares                                    (16,332)         (4,071)         (4,482)
    Class A shares                                        (310,397)        (73,821)         (1,625)
    Class B shares                                          (4,698)             --              --
    Class C shares                                            (623)             --              --
  Distributions from net realized gains
    Common Class shares                                   (110,598)       (214,769)             --
    Class A shares                                      (2,237,090)     (3,950,170)             --
    Class B shares                                        (333,667)       (885,822)             --
    Class C shares                                         (46,449)       (120,536)             --
                                                      ------------    ------------    ------------
    Net decrease in net assets resulting
      from dividends and distributions                  (3,059,854)     (5,249,189)         (6,107)
                                                      ------------    ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS (Note 6)
  Proceeds from sale of shares                           2,342,378       1,038,674       3,060,914
  Exchange value of shares due to merger                        --              --      88,620,976
  Reinvestment of dividends and distributions            2,668,195       4,593,125           5,774
  Net asset value of shares redeemed                   (16,365,188)     (8,854,717)    (15,996,481)
                                                      ------------    ------------    ------------
    Net increase (decrease) in net assets
      from capital share transactions                  (11,354,615)     (3,222,918)     75,691,183
                                                      ------------    ------------    ------------
  Net increase (decrease) in net assets                (12,748,845)       (164,763)     73,393,470

NET ASSETS
  Beginning of period                                   82,209,331      82,374,094       8,980,624
                                                      ------------    ------------    ------------
  End of period                                       $ 69,460,486    $ 82,209,331    $ 82,374,094
                                                      ============    ============    ============
Undistributed net investment income                   $         --    $    332,017    $     77,863
                                                      ============    ============    ============

--------------------------------------------------------------------------------
1     The Fund changed its fiscal year end from August 31 to December 31.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE LARGE CAP BLEND FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------


                                                   FOR THE PERIOD
                                                     SEPTEMBER
                                    FOR THE YEAR      1, 2004
                                        ENDED            TO                         FOR THE YEAR ENDED AUGUST 31,
                                      DECEMBER        DECEMBER       -----------------------------------------------------------
                                      31, 2005       31, 2004 1         2004            2003             2002            2001
                                     -----------   --------------    -----------     -----------     -----------     -----------
PER SHARE DATA
  Net asset value,
    beginning of period              $     12.45     $     12.01     $     11.42     $     10.66     $     13.39     $     19.13
                                     -----------     -----------     -----------     -----------     -----------     -----------
INVESTMENT OPERATIONS
  Net investment income                     0.04 2          0.05 2          0.03 2          0.01            0.01 2          0.02
  Net gain (loss) on
    investments (both
    realized and unrealized)                0.30            1.21            0.57            0.76           (2.71)          (4.48)
                                     -----------     -----------     -----------     -----------     -----------     -----------
    Total from investment
      operations                            0.34            1.26            0.60            0.77           (2.70)          (4.46)
                                     -----------     -----------     -----------     -----------     -----------     -----------
LESS DIVIDENDS
  AND DISTRIBUTIONS
  Dividends from net
    investment income                      (0.07)          (0.01)          (0.01)          (0.01)          (0.01)          (0.03)
  Distributions from net
    realized gains                         (0.49)          (0.81)             --              --           (0.02)          (1.25)
                                     -----------     -----------     -----------     -----------     -----------     -----------
    Total dividends and
      distributions                        (0.56)          (0.82)          (0.01)          (0.01)          (0.03)          (1.28)
                                     -----------     -----------     -----------     -----------     -----------     -----------
NET ASSET VALUE,
  END OF PERIOD                      $     12.23     $     12.45     $     12.01     $     11.42     $     10.66     $     13.39
                                     ===========     ===========     ===========     ===========     ===========     ===========

    Total return 3                          2.70%          10.70%           5.25%           7.26%         (20.21)%        (24.68)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period
    (000s omitted)                   $     2,809     $     3,471     $     4,383     $     5,653     $     4,545     $     7,696
    Ratio of expenses to
      average net assets                    1.30%           1.30% 4         1.30%           1.25%           1.19%           1.22%
    Ratio of net investment
      income to average
      net assets                            0.32%           1.37% 4         0.23%           0.17%           0.12%           0.09%
    Decrease reflected in above
      operating expense ratios due
      to waivers/reimbursements             0.26%           0.32% 4         0.40%           2.87%           2.24%           1.98%
  Portfolio turnover rate                    101%             34%            168%            155%            122%            141%


--------------------------------------------------------------------------------
1     The Fund changed its fiscal year end from August 31 to December 31.

2 Per share information is calculated using the average shares outstanding method.

3 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4     Annualized.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE LARGE CAP BLEND FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------


                                                   FOR THE PERIOD
                                                     SEPTEMBER
                                    FOR THE YEAR      1, 2004
                                        ENDED            TO                         FOR THE YEAR ENDED AUGUST 31,
                                      DECEMBER        DECEMBER       -----------------------------------------------------------
                                      31, 2005       31, 2004 1         2004           2003              2002            2001 2
                                     -----------   --------------    -----------     -----------     -----------     -----------
PER SHARE DATA
  Net asset value,
    beginning of period              $     12.48     $     12.04     $     11.44     $     10.67     $     13.39     $     14.19
                                     -----------     -----------     -----------     -----------     -----------     -----------
INVESTMENT OPERATIONS
  Net investment income                     0.04 3          0.06 3          0.04 3          0.01            0.01 3          0.01
  Net gain (loss) on
    investments (both
    realized and unrealized)                0.30            1.20            0.57            0.77           (2.70)          (0.81)
                                     -----------     -----------     -----------     -----------     -----------     -----------
    Total from investment
      operations                            0.34            1.26            0.61            0.78           (2.69)          (0.80)
                                     -----------     -----------     -----------     -----------     -----------     -----------
LESS DIVIDENDS
  AND DISTRIBUTIONS
  Dividends from net
    investment income                      (0.07)          (0.01)          (0.01)          (0.01)          (0.01)             --
  Distributions from net
    realized gains                         (0.49)          (0.81)             --              --           (0.02)             --
                                     -----------     -----------     -----------     -----------     -----------     -----------
    Total dividends and
      distributions                        (0.56)          (0.82)          (0.01)          (0.01)          (0.03)             --
                                     -----------     -----------     -----------     -----------     -----------     -----------
NET ASSET VALUE,
  END OF PERIOD                      $     12.26     $     12.48     $     12.04     $     11.44     $     10.67     $     13.39
                                     ===========     ===========     ===========     ===========     ===========     ===========

    Total return 4                          2.69%          10.67%           5.33%           7.28%         (20.13)%         (5.64)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period
    (000s omitted)                   $    57,200     $    63,160     $    61,089     $     1,778     $       566     $        64
    Ratio of expenses to
    average net assets                      1.30%           1.30% 5         1.30%           1.25%           1.19%           1.19% 5
    Ratio of net investment
      income to average
      net assets                            0.32%           1.37% 5         0.32%           0.22%           0.09%           0.77% 5
    Decrease reflected in above
      operating expense ratios due
      to waivers/reimbursements             0.26%           0.32% 5         0.39%           2.90%           2.30%           6.44% 5
  Portfolio turnover rate                    101%             34%            168%            155%            122%            141%


--------------------------------------------------------------------------------
1     The Fund changed its fiscal year end from August 31 to December 31.

2     For the period July 31, 2001 (inception date) through August 31, 2001.

3 Per share information is calculated using the average shares outstanding method.

4 Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5     Annualized

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE LARGE CAP BLEND FUND
FINANCIAL HIGHLIGHTS
(For a Class B Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------


                                                   FOR THE PERIOD
                                                     SEPTEMBER
                                    FOR THE YEAR      1, 2004
                                        ENDED            TO                         FOR THE YEAR ENDED AUGUST 31,
                                      DECEMBER        DECEMBER       -----------------------------------------------------------
                                      31, 2005       31, 2004 1         2004             2003           2002            2001 2
                                     -----------   --------------    -----------     -----------     -----------     -----------
PER SHARE DATA
  Net asset value,
    beginning of period              $     12.18     $     11.78     $     11.27     $     10.59     $     13.38     $     14.19
                                     -----------     -----------     -----------     -----------     -----------     -----------
INVESTMENT OPERATIONS
  Net investment income (loss)             (0.05) 3         0.02 3         (0.05) 3        (0.06) 3        (0.06) 3         0.00 4
  Net gain (loss) on
    investments (both
    realized and unrealized)                0.29            1.19            0.56            0.74           (2.71)          (0.81)
                                     -----------     -----------     -----------     -----------     -----------     -----------
    Total from investment
      operations                            0.24            1.21            0.51            0.68           (2.77)          (0.81)
                                     -----------     -----------     -----------     -----------     -----------     -----------
LESS DIVIDENDS
  AND DISTRIBUTIONS
  Dividends from net
    investment income                      (0.01)             --              --              --              --              --
  Distributions from net
    realized gains                         (0.49)          (0.81)             --              --           (0.02)             --
                                     -----------     -----------     -----------     -----------     -----------     -----------
    Total dividends and
      distributions                        (0.50)          (0.81)             --              --           (0.02)             --
                                     -----------     -----------     -----------     -----------     -----------     -----------
NET ASSET VALUE,
  END OF PERIOD                      $     11.92     $     12.18     $     11.78     $     11.27     $     10.59     $     13.38
                                     ===========     ===========     ===========     ===========     ===========     ===========

    Total return 5                          1.91%          10.44%           4.53%           6.42%         (20.75)%         (5.71)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period
    (000s omitted)                   $     8,342     $    13,714     $    14,745     $     1,109     $       518     $         1
    Ratio of expenses to
      average net assets                    2.05%           2.05% 6         2.05%           2.00%           1.94%           1.94% 6
    Ratio of net investment
      income (loss) to
      average net assets                   (0.44)%          0.62% 6        (0.45)%         (0.55)%         (0.67)%         (0.31)% 6
    Decrease reflected in above
      operating expense ratios due
      to waivers/reimbursements             0.26%           0.32% 6         0.39%           2.90%           2.25%           6.47% 6
  Portfolio turnover rate                    101%             34%            168%            155%            122%            141%


--------------------------------------------------------------------------------
1     The Fund changed its fiscal year end from August 31 to December 31.

2     For the period July 31, 2001 (inception date) through August 31, 2001.

3 Per share information is calculated using the average shares outstanding method.

4     This amount represents less than $0.01 per share.

5 Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

6     Annualized.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE LARGE CAP BLEND FUND
FINANCIAL HIGHLIGHTS
(For a Class C Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------


                                                   FOR THE PERIOD
                                                     SEPTEMBER
                                    FOR THE YEAR      1, 2004
                                        ENDED            TO                         FOR THE YEAR ENDED AUGUST 31,
                                      DECEMBER        DECEMBER       -----------------------------------------------------------
                                      31, 2005       31, 2004 1         2004             2003           2002            2001 2
                                     -----------   --------------    -----------     -----------     -----------     -----------
PER SHARE DATA
  Net asset value,
    beginning of period              $     12.15     $     11.75     $     11.24     $     10.56     $     13.39     $     14.19
                                     -----------     -----------     -----------     -----------     -----------     -----------
INVESTMENT OPERATIONS
  Net investment income (loss)             (0.05) 3         0.03 3         (0.06) 3        (0.06) 3        (0.06) 3         0.00 4
  Net gain (loss) on
    investments (both
    realized and unrealized)                0.29            1.18            0.57            0.74           (2.75)          (0.80)
                                     -----------     -----------     -----------     -----------     -----------     -----------
    Total from investment
      operations                            0.24            1.21            0.51            0.68           (2.81)          (0.80)
                                     -----------     -----------     -----------     -----------     -----------     -----------
LESS DIVIDENDS
  AND DISTRIBUTIONS
  Dividends from net
    investment income                      (0.01)             --              --              --              --              --
  Distributions from net
    realized gains                         (0.49)          (0.81)             --              --           (0.02)             --
                                     -----------     -----------     -----------     -----------     -----------     -----------
    Total dividends and
      distributions                        (0.50)          (0.81)             --              --           (0.02)             --
                                     -----------     -----------     -----------     -----------     -----------     -----------
NET ASSET VALUE,
  END OF PERIOD                      $     11.89     $     12.15     $     11.75     $     11.24     $     10.56     $     13.39
                                     ===========     ===========     ===========     ===========     ===========     ===========

    Total return 5                          1.91%          10.47%           4.54%           6.44%         (21.03)%         (5.64)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period
    (000s omitted)                   $     1,109     $     1,864     $     2,156     $       441     $       271     $       102
    Ratio of expenses to
      average net assets                    2.05%           2.05% 6         2.05%           2.00%           1.94%           1.94% 6
    Ratio of net investment
      income (loss) to
      average net assets                   (0.44)%          0.62% 6        (0.47)%         (0.55)%         (0.65)%         (0.25)% 6
    Decrease reflected in above
      operating expense ratios due
      to waivers/reimbursements             0.26%           0.32% 6         0.39%           2.90%           2.25%           6.43% 6
  Portfolio turnover rate                    101%             34%            168%            155%            122%            141%


--------------------------------------------------------------------------------
1     The Fund changed its fiscal year end from August 31 to December 31.

2     For the period July 31, 2001 (inception date) through August 31, 2001.

3 Per share information is calculated using the average shares outstanding method.

4     This amount represents less than $0.01 per share.

5 Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

6     Annualized.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE LARGE CAP BLEND FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2005
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

      Credit Suisse Large Cap Blend Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Fund was incorporated under the laws of the State of Maryland on July 31, 1998. The name of the Fund was changed from Credit Suisse Select Equity Fund, Inc. effective August 8, 2005.

      The Fund is authorized to offer six classes of shares: Common Class shares, Advisor Class shares, Institutional Class shares, Class A shares, Class B shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the differences in the range of services provided to them. The Fund currently offers Common Class shares, Class A shares, Class B shares and Class C shares. The Fund's Common Class shares are closed to new investors, other than (1) investors in employee retirement, stock, bonus, pension or profit-sharing plans, (2) investment advisory clients of Credit Suisse Asset Management, LLC ("Credit Suisse"), (3) certain registered investment advisers ("RIA"), (4) certain broker-dealers and RIAs with clients participating in comprehensive fee programs and (5) employees of Credit Suisse or its affiliates and current and former Directors or Trustees of funds advised by Credit Suisse or its affiliates, and
(6) a corporation, partnership, association, joint-stock company, trust, fund or any organized group of persons whether incorporated or not that has a formal or informal consulting or advisory relationship with Credit Suisse or a third party through which the investment is made. Any Common Class shareholder as of the close of business on December 12, 2001 can continue to buy Common Class shares of the Fund and open new accounts under the same social security number. Effective October 24, 2002, Institutional Class shares ceased operations. Class A shares are sold subject to a front-end sales charge of up to 5.75%. Class B shares are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if redeemed within the first year of purchase.

      Effective as of the close of business on January 9, 2004, the Fund acquired all of the net assets of the Credit Suisse Tax Efficient Fund ("Tax Efficient") in a tax-free exchange of shares. The Fund was also the accounting survivor in the tax-free exchange. The shares exchanged were 58,722 Class A shares (valued at $731,097) of the Fund for 47,899 Common Class shares of Tax Efficient, 5,280,784

CREDIT SUISSE LARGE CAP BLEND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

Class A shares (valued at $65,745,895) of the Fund for 4,294,302 Class A shares of Tax Efficient, 1,563,233 Class B shares (valued at $19,133,980) of the Fund for 1,320,686 Class B shares of Tax Efficient, and 246,518 Class C shares (valued at $3,010,004) of the Fund for 207,812 Class C shares of Tax Efficient. Tax Efficient's net assets of $88,620,976 at that date, which included $21,904,658 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of Tax Efficient and the Fund immediately before the acquisition were $88,620,976 and $9,412,634, respectively, and the combined net assets of the Fund after the acquisition were $98,033,610.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain Fund securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

CREDIT SUISSE LARGE CAP BLEND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

      C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

      D) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to have the Fund continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

      E) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

      F) SHORT-TERM INVESTMENTS -- The Fund, together with other funds/portfolios advised by Credit Suisse, an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

CREDIT SUISSE LARGE CAP BLEND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      G) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including certain Credit Suisse-advised funds, funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

      SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the year ended December 31, 2005, total earnings from the Fund's investment in cash collateral received in connection with security lending arrangements was $54,326, of which $52,621 was rebated to borrowers (brokers). The Fund retained $1,198 in income from the cash collateral investment, and SSB, as lending agent, was paid $507. The Fund may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

      Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.75% of the Fund's average daily net assets. For the year ended December 31, 2005, investment advisory fees earned and voluntarily waived for the Fund were $555,498 and $194,477, respectively. Credit Suisse will not recapture from the Fund any fees it waived during the fiscal year ended December 31, 2005. Fee waivers and reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

      Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Fund.

      For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.05% of the Fund's average daily net assets. For the year

CREDIT SUISSE LARGE CAP BLEND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

ended December 31, 2005, co-administrative services fees earned by CSAMSI were $37,033.

      For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the year ended December 31, 2005, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $60,332.

      In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. For the Common Class and Class A shares of the Fund, the fee is calculated at an annual rate of 0.25% of the average daily net assets. For Class B and Class C shares of the Fund, the fee is calculated at an annual rate of 1.00% of average daily net assets.

      Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation from Credit Suisse. Credit Suisse is then reimbursed by the Fund. For the year ended December 31, 2005, the Fund reimbursed Credit Suisse $1,235, which is included in the Fund's transfer agent expense. For the year ended December 31, 2005, CSAMSI and its affiliates advised the Fund that they retained $833 from commissions earned on the sale of the Fund's Class A shares.

      Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the year ended December 31, 2005, Merrill was paid $14,023 for its services to the Fund.

NOTE 4. LINE OF CREDIT

      The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which

CREDIT SUISSE LARGE CAP BLEND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

NOTE 4. LINE OF CREDIT

is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At December 31, 2005, and during the year ended December 31, 2005, the Fund had no borrowings under the Credit Facility.

NOTE 5. PURCHASES AND SALES OF SECURITIES

      For the year ended December 31, 2005, purchases and sales of investment securities (excluding short-term investments) were $73,959,639 and $88,347,035, respectively.

NOTE 6. CAPITAL SHARE TRANSACTIONS

      The Fund is authorized to issue six billion full and fractional shares of capital stock, $.001 par value per share. Transactions in capital shares for each class were as follows:


                                                           COMMON CLASS
                   --------------------------------------------------------------------------------------------
                                                          FOR THE PERIOD
                        FOR THE YEAR ENDED             SEPTEMBER 1, 2004 TO             FOR THE YEAR ENDED
                        DECEMBER 31, 2005              DECEMBER 31, 2004 1               AUGUST 31, 2004
                   ----------------------------    ----------------------------    ----------------------------
                      SHARES          VALUE           SHARES           VALUE          SHARES           VALUE
                   ------------    ------------    ------------    ------------    ------------    ------------
Shares sold               2,894    $     35,694           1,230    $     15,506          28,860    $    339,653
Shares issued in
  reinvestment of
  dividends and
  distributions          10,165         125,707          17,807         217,154             358           4,437
Shares redeemed         (62,116)       (767,303)       (105,147)     (1,287,413)       (159,529)     (1,923,821)
                   ------------    ------------    ------------    ------------    ------------    ------------
Net decrease            (49,057)   $   (605,902)        (86,110)   $ (1,054,753)       (130,311)   $ (1,579,731)
                   ============    ============    ============    ============    ============    ============



                                                             CLASS A
                   --------------------------------------------------------------------------------------------
                                                          FOR THE PERIOD
                        FOR THE YEAR ENDED             SEPTEMBER 1, 2004 TO             FOR THE YEAR ENDED
                        DECEMBER 31, 2005              DECEMBER 31, 2004 1               AUGUST 31, 2004
                   ----------------------------    ----------------------------    ----------------------------
                      SHARES          VALUE           SHARES           VALUE          SHARES           VALUE
                   ------------    ------------    ------------    ------------    ------------    ------------
Shares sold             176,736    $  2,196,744          75,840    $    966,295         155,404    $  1,901,131
Shares exchanged
  due to merger              --              --              --              --       5,339,506      66,476,992
Shares issued in
  reinvestment of
  dividends and
  distributions         177,984       2,206,481         286,271       3,499,528             108           1,337
Shares redeemed        (748,706)     (9,275,324)       (375,995)     (4,701,043)       (577,634)     (7,092,219)
                   ------------    ------------    ------------    ------------    ------------    ------------
Net increase
  (decrease)           (393,986)   $ (4,872,099)        (13,884)   $   (235,220)      4,917,384    $ 61,287,241
                   ============    ============    ============    ============    ============    ============


CREDIT SUISSE LARGE CAP BLEND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

NOTE 6. CAPITAL SHARE TRANSACTIONS


                                                             CLASS B
                   --------------------------------------------------------------------------------------------
                                                          FOR THE PERIOD
                        FOR THE YEAR ENDED             SEPTEMBER 1, 2004 TO             FOR THE YEAR ENDED
                        DECEMBER 31, 2005              DECEMBER 31, 2004 1               AUGUST 31, 2004
                   ----------------------------    ----------------------------    ----------------------------
                      SHARES          VALUE           SHARES           VALUE          SHARES           VALUE
                   ------------    ------------    ------------    ------------    ------------    ------------
Shares sold               5,090    $     61,068           2,407    $     28,945          20,107    $    240,576
Shares exchanged
  due to merger              --              --              --              --       1,563,233      19,133,980
Shares issued in
  reinvestment of
  dividends and
  distributions          25,333         305,295          66,383         790,622              --              --
Shares redeemed        (456,555)     (5,522,816)       (194,227)     (2,373,273)       (430,337)     (5,170,229)
                   ------------    ------------    ------------    ------------    ------------    ------------
Net increase
  (decrease)           (426,132)   $ (5,156,453)       (125,437)   $ (1,553,706)      1,153,003    $ 14,204,327
                   ============    ============    ============    ============    ============    ============



                                                             CLASS C
                   --------------------------------------------------------------------------------------------
                                                          FOR THE PERIOD
                        FOR THE YEAR ENDED             SEPTEMBER 1, 2004 TO             FOR THE YEAR ENDED
                        DECEMBER 31, 2005              DECEMBER 31, 2004 1               AUGUST 31, 2004
                   ----------------------------    ----------------------------    ----------------------------
                      SHARES          VALUE           SHARES           VALUE          SHARES           VALUE
                   ------------    ------------    ------------    ------------    ------------    ------------
Shares sold               4,098    $     48,872           2,351    $     27,928          48,452    $    579,554
Shares exchanged
  due to merger              --              --              --              --         246,518       3,010,004
Shares issued in
  reinvestment of
  dividends and
  distributions           2,555          30,712           7,224          85,821              --              --
Shares redeemed         (66,794)       (799,745)        (39,558)       (492,988)       (150,796)     (1,810,212)
                   ------------    ------------    ------------    ------------    ------------    ------------
Net increase
  (decrease)            (60,141)   $   (720,161)        (29,983)   $   (379,239)        144,174    $  1,779,346
                   ============    ============    ============    ============    ============    ============


--------------------------------------------------------------------------------
1     The Fund changed its fiscal year from August 31 to December 31.

      On December 31, 2005, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

                                  NUMBER OF        APPROXIMATE PERCENTAGE
                                 SHAREHOLDERS      OF OUTSTANDING SHARES
                                 ------------      ----------------------
               Common Class           2                      36%
               Class C                3                      48%

      Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

CREDIT SUISSE LARGE CAP BLEND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

NOTE 7. FEDERAL INCOME TAXES

      Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

      The tax characteristics of dividends and distributions paid during the year ended December 31, 2005, the period ended December 31, 2004 and the year ended August 31, 2004 for the Fund were as follows:


                    ORDINARY INCOME                                      LONG-TERM CAPITAL GAIN
-------------------------------------------------------   -----------------------------------------------------
DECEMBER 31, 2005   DECEMBER 31, 2004   AUGUST 31, 2004   DECEMBER 31, 2005  DECEMBER 31, 2004  AUGUST 31, 2004
-----------------   -----------------   ---------------   -----------------  -----------------  ---------------
    $667,882             $77,949             $6,107           $2,391,972         $5,171,240          $--


      The tax basis of components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences. These differences are primarily due to differing treatments of losses deferred due to wash sales.

      At December 31, 2005, the components of distributable earnings on a tax basis for the Fund were as follows:

            Accumulated net realized loss        $(2,155,492)
            Unrealized appreciation                7,426,689
                                                 -----------
                                                 $ 5,271,197
                                                 ===========

      At December 31, 2005, the Fund had capital loss carryforwards available to offset possible future capital gains as follows:

                            EXPIRES DECEMBER 31,
                         --------------------------
                            2009             2010
                         ----------        --------
                         $1,349,994        $805,498

      It is uncertain that the Fund will realize the full benefit of these losses prior to expiration due to section 382 limitations related to the Fund's merger with Credit Suisse Tax Efficient Fund.

      During the tax year ended December 2005, the Fund utilized $4,312,764 of the capital loss carryforward.

      At December 31, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $64,080,384, $8,892,746, ($1,466,057) and $7,426,689, respectively.

CREDIT SUISSE LARGE CAP BLEND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

NOTE 7. FEDERAL INCOME TAXES

      At December 31, 2005, the Fund reclassified $147,008 from undistributed net investment income and $82,029 from paid in capital to accumulated net realized loss from investments, to adjust for current year permanent book/tax differences which arose principally from differing book/tax treatments of dividend redesignations, distributions in excess, and capital loss carryforward acquired from the merger with Credit Suisse Tax Efficient Fund. Net assets were not affected by these reclassifications.

NOTE 8. CONTINGENCIES

      In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE LARGE CAP BLEND FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of Credit Suisse Large Cap Blend Fund, Inc.:

      In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Large Cap Blend Fund, Inc. (the "Fund") at December 31, 2005, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the years (or periods) presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland
February 6, 2006

CREDIT SUISSE LARGE CAP BLEND FUND
BOARD APPROVAL OF ADVISORY AGREEMENT (UNAUDITED)
--------------------------------------------------------------------------------

      In approving the Advisory Agreement, the Board of Directors, including the Independent Directors, considered the following factors with respect to the Large Cap Blend Fund (the "Fund"):

      INVESTMENT ADVISORY FEE RATES

      The Board reviewed and considered the contractual advisory fee rate of 0.75% for the Fund ("Contractual Advisory Fee"), which was reduced to 0.43% after voluntary fee waivers and/or expense reimbursements ("Net Advisory Fee"), in light of the extent and quality of the advisory services provided by Credit Suisse Asset Management, LLC ("Credit Suisse"). The Board acknowledged that fee waivers and expense reimbursements could be discontinued at any time.

      Additionally, the Board received and considered information comparing the Fund's Contractual Advisory Fee, Net Advisory Fee and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds (the "Expense Universe") provided by Lipper Inc., an independent provider of investment company data.

      NATURE, EXTENT AND QUALITY OF THE SERVICES UNDER THE ADVISORY AGREEMENT

      The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse. The Board reviewed background information about Credit Suisse, including its Form ADV. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

      FUND PERFORMANCE

      The Board received and considered the one-, two-, three-, four- and five-year performance of the Fund, along with comparisons, for all presented periods, both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Fund. The Board was provided with

CREDIT SUISSE LARGE CAP BLEND FUND
BOARD APPROVAL OF ADVISORY AGREEMENT (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

a description of the methodology used to arrive at the data for the funds included in the Performance Group and the Performance Universe.

      The Board reviewed information comparing the performance of various Credit Suisse Funds to performance benchmarks that the Board had previously established and progress that had been made in certain instances toward achieving those benchmarks. The Board also reviewed comparisons between the Fund and its identified benchmark over various time periods.

      CREDIT SUISSE PROFITABILITY

      The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Fund, including other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board received profitability information for the other funds in the Credit Suisse family of funds.

      ECONOMIES OF SCALE

      The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. Accordingly, the Board considered whether alternative fee structures (such as breakpoint fee structures) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

      OTHER BENEFITS TO CREDIT SUISSE

      The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationships with the Fund. Such benefits include, among others, research arrangements with brokers who execute transactions on behalf of the Fund, administrative and brokerage relationships with affiliates of Credit Suisse and benefits potentially derived from an increase in Credit Suisse's businesses as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates).

      The Board considered the standards applied in seeking best execution, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be achieved by using an affiliated broker and the existence of quality controls applicable to brokerage allocation procedures. The Board also reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

CREDIT SUISSE LARGE CAP BLEND FUND
BOARD APPROVAL OF ADVISORY AGREEMENT (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

      CONCLUSIONS

      In selecting Credit Suisse, and approving the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

      o The Contractual Advisory Fee of 0.75% was slightly below the median of 0.768% for its Expense Group and its Net Advisory Fee of 0.43% was the lowest in its Expense Group. Thus, the fees were considered reasonable.

      o The Fund's performance for each period was in the fourth or fifth quintile for its Performance Group. Its performance for the one-year period was slightly below the median for its Performance Universe and otherwise in the fourth or fifth quintile for the Performance Universe. The Board noted that it had approved changes to the Fund's investment strategies and portfolio managers that became effective in August 2005, but that Credit Suisse had noted that the effect of these changes was not reflected in the Lipper performance data. The Board stated that it would continue to monitor steps undertaken by Credit Suisse to improve performance.

      o Aside from performance (as described above), the Board was satisfied with the nature and extent of the investment advisory services provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement is typical of, and consistent with, those provided to similar mutual funds by other investment advisers. The Board understood that Credit Suisse had or was in the process of addressing any performance issues.

      o In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund, the profits and other ancillary benefits that Credit Suisse and its affiliates received were considered reasonable.

      o Credit Suisse's profitability based on fees payable under the Advisory Agreement was reasonable in light of the nature, extent and quality of the services provided to the Fund thereunder.

      o In light of the relatively small size of the Fund and the amount of the Net Advisory Fees, the Fund's current fee structure (without breakpoints) was considered reasonable.

      No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement. The Independent Directors were advised by separate independent legal counsel throughout the process.

CREDIT SUISSE LARGE CAP BLEND FUND
INFORMATION CONCERNING DIRECTORS AND OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------


                                             TERM
                                             OF OFFICE 1                                NUMBER OF
                                             AND                                        PORTFOLIOS IN     OTHER
                              POSITION(S)    LENGTH         PRINCIPAL                   FUND COMPLEX      DIRECTORSHIPS
NAME, ADDRESS AND             HELD WITH      OF TIME        OCCUPATION(S) DURING        OVERSEEN          HELD BY
DATE OF BIRTH                 FUND           SERVED         PAST FIVE YEARS             BY DIRECTOR       DIRECTOR
--------------------------    -----------    ----------     -------------------------   -------------     ------------------------
INDEPENDENT DIRECTORS

Enrique Arzac                 Director,      Since          Professor of Finance             47           Director of The
c/o Credit Suisse Asset       Nominating     2005           and Economics,                                Adams Express
Management, LLC               Committee                     Graduate School of                            Company
Attn: General Counsel         Member                        Business, Columbia                            (a closed-end
466 Lexington Avenue          and Audit                     University since 1971                         investment company);
New York, New York            Committee                                                                   Director of Petroleum
10017-3140                    Chairman                                                                    and Resources
                                                                                                          Corporation (a closed-
Date of Birth: 10/02/41                                                                                   end investment
                                                                                                          company)

Richard H. Francis            Director,      Since          Currently retired                41           None
c/o Credit Suisse Asset       Nominating     1999
Management, LLC               and Audit
Attn: General Counsel         Committee
466 Lexington Avenue          Member
New York, New York
10017-3140

Date of Birth: 04/23/32

Jeffrey E. Garten 2           Director,      Since          The Juan Trippe                  40           Director of
Box 208200                    Nominating     Fund           Professor in the                              Aetna, Inc.
New Haven, Connecticut        and Audit      Inception      Practice of International                     (insurance company);
06520-8200                    Committee                     Trade, Finance and                            Director of
                              Member                        Business from July                            CarMax Group
Date of Birth: 10/29/46                                     2005 to present; Partner                      (used car
                                                            and Chairman of Garten                        dealers)
                                                            Rothkopf (consulting
                                                            firm) from October 2005
                                                            to present; Dean of Yale
                                                            School of Management
                                                            from November 1995
                                                            to June 2005

Peter F. Krogh                Director,      Since          Dean Emeritus and                40           Director
301 ICC                       Nominating     2001           Distinguished Professor                       of Carlisle
Georgetown University         and Audit                     of International Affairs                      Companies
Washington, DC 20057          Committee                     at the Edmund A.                              Incorporated
                              Member                        Walsh School of                               (diversified
Date of Birth: 02/11/37                                     Foreign Service,                              manufacturing
                                                            Georgetown University                         company)
                                                            from June 1995
                                                            to present

______________

1 Each Director and Officer serves until his or her respective successor has been duly elected and qualified.

2 Mr. Garten was initially appointed as a Director of the Fund on February 6, 1998. He resigned as Director on February 3, 2000 and was subsequently reappointed on December 21, 2000.

CREDIT SUISSE LARGE CAP BLEND FUND
INFORMATION CONCERNING DIRECTORS AND OFFICERS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


                                             TERM
                                             OF OFFICE 1                                 NUMBER OF
                                             AND                                         PORTFOLIOS IN    OTHER
NAME, ADDRESS AND             POSITION(S)    LENGTH         PRINCIPAL                    FUND COMPLEX     DIRECTORSHIPS
DATE OF BIRTH                 HELD WITH      OF TIME        OCCUPATION(S) DURING         OVERSEEN         HELD BY
                              FUND           SERVED         PAST FIVE YEARS              BY DIRECTOR      DIRECTOR
--------------------------    -----------    ----------     -------------------------    -------------    ------------------------
INDEPENDENT DIRECTORS

James S. Pasman, Jr.          Director,      Since          Currently retired                 42          Director of
c/o Credit Suisse Asset       Nominating     1999                                                         Education
Management, LLC               and Audit                                                                   Management
Attn: General Counsel         Committee                                                                   Corp.
466 Lexington Avenue          Member
New York, New York
10017-3140

Date of Birth: 12/20/30

Steven N. Rappaport           Chairman of    Director       Partner of Lehigh                 46          Director of
Lehigh Court, LLC             the Board of   since          Court, LLC and RZ                             Presstek, Inc.
40 East 52nd Street           Directors,     1999           Capital (private                              (digital imaging
New York, New York            Nominating     and            investment firms)                             technologies
10022                         Committee      Chairman       from July 2002 to                             company); Director
                              Chairman       since          present; Transition                           of Wood Resources,
Date of Birth: 07/10/48       and Audit      2005           Adviser to SunGard                            LLC. (plywood
                              Committee                     Securities Finance,                           manufacturing
                              Member                        Inc. from February                            company)
                                                            2002 to July 2002;
                                                            President of SunGard
                                                            Securities Finance, Inc.
                                                            from 2001 to February
                                                            2002; President of
                                                            Loanet, Inc. (on-line
                                                            accounting service)
                                                            from 1997 to 2001

INTERESTED DIRECTORS

Michael E. Kenneally 3,4      Director       Since          Chairman and Global               40          None
c/o Credit Suisse Asset                      2004           Chief Executive Officer
Management, LLC                                             of Credit Suisse from
Attn: General Counsel                                       March 2003 to July
466 Lexington Avenue                                        2005; Chairman and
New York, New York                                          Chief Investment Officer
10017-3140                                                  of Banc of America
                                                            Capital Management from
Date of Birth: 03/30/54                                     1998 to March 2003


________________

3 Mr. Kenneally is a Director who is an "interested person" of the Fund as defined in the 1940 Act, because he was an officer of Credit Suisse within the last two fiscal years.

4 Effective July 31, 2005, Steven B. Plump was appointed as Chief Executive Officer and President of the Fund. Mr. Kenneally, who previously held these positions, resigned effective July 31, 2005.

CREDIT SUISSE LARGE CAP BLEND FUND
INFORMATION CONCERNING DIRECTORS AND OFFICERS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


                                             TERM OF
                                             OFFICE 1 AND
                              POSITION(S)    LENGTH
NAME, ADDRESS AND             HELD WITH      OF TIME
DATE OF BIRTH                 FUND           SERVED        PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
--------------------------    -----------    ----------    --------------------------------------------------------------
OFFICERS

Steven B. Plump 4             Chief          Since         Managing Director; Associated with Credit Suisse or its
Credit Suisse Asset           Executive      2005          predecessor since 1995; Officer of other Credit Suisse Funds
Management, LLC               Officer and
466 Lexington Avenue          President
New York, New York
10017-3140

Date of Birth: 02/08/59

Michael A. Pignataro          Chief          Since         Director and Director of Fund Administration of Credit Suisse;
Credit Suisse Asset           Financial      1999          Associated with Credit Suisse or its predecessors since 1984;
Management, LLC               Officer and                  Officer of other Credit Suisse Funds
466 Lexington Avenue          Treasurer
New York, New York
10017-3140

Date of Birth: 11/15/59

Emidio Morizio                Chief          Since         Director and Global Head of Compliance of Credit Suisse;
Credit Suisse Asset           Compliance     2004          Associated with Credit Suisse since July 2000; Vice President
Management, LLC               Officer                      and Director of Compliance of Forstmann-Leff
466 Lexington Avenue                                       Associates from 1998 to June 2000; Officer of other
New York, New York                                         Credit Suisse Funds
10017-3140

Date of Birth: 09/21/66

Ajay Mehra                    Chief          Since         Director and Head of Legal Americas Traditional Asset
Credit Suisse Asset           Legal          2004          Management and Hedge Funds; Associated with Credit Suisse
Management, LLC               Officer                      since September 2004; Senior Associate of Shearman & Sterling
466 Lexington Avenue                                       LLP from September 2000 to September 2004; Senior Counsel
New York, New York                                         of the SEC Division of Investment Management from June
10017-3140                                                 1997 to September 2000; Officer of other Credit Suisse Funds

Date of Birth: 08/14/70

J. Kevin Gao                  Vice           Since         Director and Legal Counsel of Credit Suisse; Associated with
Credit Suisse Asset           President      2004          Credit Suisse since July 2003; Associated with the law firm of
Management, LLC               and                          Willkie Farr & Gallagher LLP from 1998 to 2003; Officer of other
466 Lexington Avenue          Secretary                    Credit Suisse Funds
New York, New York
10017-3140

Date of Birth: 10/13/67

Robert Rizza                  Assistant      Since         Vice President of Credit Suisse; Associated with Credit Suisse
Credit Suisse Asset           Treasurer      2002          since 1998; Officer of other Credit Suisse Funds
Management, LLC
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 12/09/65


______________

4 Effective July 31, 2005, Steven B. Plump was appointed as Chief Executive Officer and President of the Fund. Mr. Kenneally, who previously held these positions, resigned effective July 31, 2005.

      The Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by calling 800-927-2874.

CREDIT SUISSE LARGE CAP BLEND FUND
TAX INFORMATION LETTER
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

IMPORTANT TAX INFORMATION FOR CORPORATE SHAREHOLDERS

      Corporate Shareholders should note for the year ended December 31, 2005, the percentage of the Fund's investment income (i.e., net investment income plus short-term capital gains) that qualified for the intercorporate dividends received deduction is 100.00%.

      For the fiscal year ended December 31, 2005 certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2005 Form 1099-DIV.

      For the fiscal year ended December 31, 2005, the Fund designated approximately $332,050, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for reduced tax rates. These lower rates range from 5% to 15% depending on an individual's tax bracket. Complete information will be reported in conjunction with Form 1099-DIV.

IMPORTANT TAX INFORMATION FOR SHAREHOLDERS

      During the year ended December 31, 2005, the Fund declared $2,391,972 in dividends that were designated as 20% long-term capital gains dividends.

CREDIT SUISSE LARGE CAP BLEND FUND
PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION
--------------------------------------------------------------------------------

      Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

      o     By calling 1-800-927-2874

      o     On the Portfolio's website, www.credit-suisse.com/us

      o On the website of the Securities and Exchange Commission, http://www.sec.gov.

      The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

CREDIT SUISSE [LOGO]

P.O. BOX 55030, BOSTON, MA 02205-5030
800-927-2874 o www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.        LCB-AR-1205

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 12(a)(1) to this Form. There were no amendments to the code during the fiscal year ended December 31, 2005. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended December 31, 2005.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's governing board has determined that it has three audit committee financial experts serving on its audit committee: Enrique R. Arzac, Richard H. Francis and Steven N. Rappaport. Each audit committee financial expert is "independent" for purposes of this item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, PricewaterhouseCoopers LLP ("PwC"), for its fiscal years ended December 31, 2004 and December 31, 2005.

---------------------------------------- -------------------------------------- --------------------------------------
                                         2004                                   2005
---------------------------------------- -------------------------------------- --------------------------------------
Audit Fees                               $6,580                                 $15,630
---------------------------------------- -------------------------------------- --------------------------------------
Audit-Related Fees(1)                    $1,500                                 $3,150
---------------------------------------- -------------------------------------- --------------------------------------
Tax Fees(2)                              $1,327                                 $2,443
---------------------------------------- -------------------------------------- --------------------------------------
All Other Fees                           --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Total                                    $9,407                                 $21,223
---------------------------------------- -------------------------------------- --------------------------------------

(1) Services include agreed-upon procedures in connection with the registrant's third quarter 2004 Form N-Q filing ($1,500) and the registrant's semi-annual financial statements ($3,150) for 2005.

(2) Tax services in connection with the registrant's excise tax calculations and review of the registrant's applicable tax returns.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant's operations and financial reporting and that were rendered by PwC to the registrant's investment adviser, Credit Suisse Asset Management, LLC ("Credit Suisse"), and any service provider to the registrant controlling, controlled by or under common control with Credit Suisse that provided ongoing services to the registrant ("Covered Services Provider"), for the registrant's fiscal years ended December 31, 2004 and December 31, 2005.

---------------------------------------- -------------------------------------- --------------------------------------
                                         2004                                   2005
---------------------------------------- -------------------------------------- --------------------------------------
Audit-Related Fees                       N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Tax Fees                                 N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
All Other Fees                           N/A                                    $394,000
---------------------------------------- -------------------------------------- --------------------------------------
Total                                    N/A                                    $394,000
---------------------------------------- -------------------------------------- --------------------------------------

(e)(1) Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to Credit Suisse and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to other persons (other than Credit Suisse or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Credit Suisse and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X:

---------------------------------------- -------------------------------------- --------------------------------------
                                         2004                                   2005
---------------------------------------- -------------------------------------- --------------------------------------
Audit-Related Fees                       N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Tax Fees                                 N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
All Other Fees                           N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Total                                    N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------

The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to Credit Suisse and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii)of Regulation S-X, for the registrant's fiscal years ended December 31, 2004 and December 31, 2005:

---------------------------------------- -------------------------------------- --------------------------------------
                                         2004                                   2005
---------------------------------------- -------------------------------------- --------------------------------------
Audit-Related Fees                       N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Tax Fees                                 N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
All Other Fees                           N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Total                                    N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------

(f) Not Applicable.

(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant, Credit Suisse and Covered Service Providers for the fiscal years ended December 31, 2004 and December 31, 2005 were $2,827 and $5,593, respectively.

(h) Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Form N-CSR disclosure requirement is not applicable to the registrant.


ITEM 6. SCHEDULE OF INVESTMENTS.

Included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Registrant's Code of Ethics is an exhibit to this report.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3) Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                  CREDIT SUISSE LARGE CAP BLEND FUND, INC.

                  /s/ Steven B. Plump
                  -------------------
                  Name:  Steven B. Plump
                  Title: Chief Executive Officer
                  Date:  March 8, 2006

                  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                  /s/ Steven B. Plump
                  -------------------
                  Name:  Steven B. Plump
                  Title: Chief Executive Officer
                  Date:  March 8, 2006

                  /s/ Michael A. Pignataro
                  ------------------------
                  Name:  Michael A. Pignataro
                  Title: Chief Financial Officer
                  Date:  March 8, 2006